SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.1 - Schedule 1

Data Compare Summary (Total)
Run Date - 10/12/2026 9:15:11 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Appraised Value	1	2	50.00%	2
Borrower First Name	0	2	0.00%	2
Borrower Last Name	0	2	0.00%	2
City	0	2	0.00%	2
Coborrower First Name	1	1	100.00%	2
Coborrower Last Name	0	1	0.00%	2
Interest Only	0	2	0.00%	2
Investor: Qualifying Total Debt Ratio	0	2	0.00%	2
Occupancy	0	2	0.00%	2
Original CLTV	1	2	50.00%	2
Original Interest Rate	1	2	50.00%	2
Original Loan Amount	0	2	0.00%	2
Original LTV	0	2	0.00%	2
Original P&I	1	2	50.00%	2
Property Type	0	2	0.00%	2
Purpose	0	2	0.00%	2
Refi Purpose	0	2	0.00%	2
Representative FICO	0	2	0.00%	2
State	0	2	0.00%	2
Street	0	2	0.00%	2
Zip	0	2	0.00%	2
Total	5	40	12.50%	2